Investments - Summary of Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2013 CNY (¥)
Trading securities:
Adjusted cost	$ 12,933		¥ 80,638	¥ 78,291
Unrealized gains	677	¥ 4,098	1,511
Unrealized losses	(7,569)	¥ (45,820)	(56,354)
Trading securities total at fair value	6,041		25,795	36,569
Equity securities listed in Hong Kong:
Cost	2,263		14,108	13,697
Impairment recognized in earnings	0		0	0
Adjusted amortized cost	2,263		14,108	13,697
Adjusted amortized cost	2,263		14,108	13,697
Unrealized gains	1,163			7,041
Exchange differences	(18)			(108)
Total at fair value	3,408		14,108	20,630
Equity securities listed in Hong Kong [Member]
Trading securities:
Trading securities total at fair value	3,210		12,126	19,433
Equity securities listed in Singapore [Member]
Trading securities:
Trading securities total at fair value	$ 2,831		¥ 13,669	¥ 17,136